Income Taxes (Deferred tax asset and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Purchases of intangible assets	$ 2,627.7	$ 441.9
Compensation and benefits	781.6	995.3
Tax credit carryforwards and carrybacks	359.4	467.5
Tax loss carryforwards and carrybacks	248.2	471.3
Product return reserves	95.3	83.4
Other comprehensive loss on hedging transactions	68.9	68.9
Debt	40.3	53.5
Contingent consideration	11.7	32.1
Other	680.1	524.3
Total gross deferred tax assets	4,913.2	3,138.2
Valuation allowances	(574.8)	(681.8)
Total deferred tax assets	4,338.4	2,456.4
Deferred tax liabilities:
Earnings of foreign subsidiaries	(1,745.3)	(16.6)
Inventories	(681.3)	(649.5)
Property and equipment	(260.9)	(247.5)
Prepaid employee benefits	(240.1)	(231.5)
Intangibles	(86.9)	(120.7)
Financial instruments	(22.8)	(41.6)
Total deferred tax liabilities	(3,037.3)	(1,307.4)
Deferred tax assets, net	$ 1,301.1	$ 1,149.0